SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 002 [Member]
EBP, Accounting Policy [Line Items]
Administrative expenses	$ 62,547	$ 59,096